Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Seaspan [Member]
Net earnings	$ 439,100	$ 278,800	$ 175,200
Other comprehensive income:
Amounts reclassified to net earnings during the year relating to cash flow hedging instruments (note 20(c))	1,000	1,100	2,900
Comprehensive income	$ 440,100	$ 279,900	$ 178,100